Other current liabilities	12 Months Ended
Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Other current liabilities	Other current liabilities

(EUR thousand)		As of March 31
Other current liabilities	Notes	2021	2020	2019
Account payables - Non trade		5,833	12,284	10,690
Input VAT, withholding tax		1,370	3,208	4,238
Personnel taxes		8,829	4,185	3,313
Share-based payment obligation		—	7,396	6,161
Lease liability short-term	13	12,578	14,001	13,713
AVPS liabilities		3,983	3,584	19,820
Other current liabilities		11,600	578	953
Total		44,193	45,236	58,888
Other current liabilities of EUR11.6 million (EUR0.6 million as of March 31, 2020, EUR1.0 million as of March 31, 2019) mainly consist of contingent consideration payables (earn out) as part of the acquisition of ZigZag Global. The earn out is measured at the fair value as at the acquisition date. For more information, refer to Note 37.
Share-based payment obligation
As of August 28, 2020 as part of the Group capital reorganization and merger with FPAC, the Management Equity Plan (MEP) ceased to exist. For more information, refer to Note 25.